Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 123,186	¥ 112,467	¥ (97,339)
Less: reclassification adjustments	(82,828)	(97,729)	(65,207)
Total	40,358	14,738	(162,546)
Foreign currency translation adjustments:
Unrealized gains (losses)			126
Less: reclassification adjustments	0	0	0
Total			126
Pension liability adjustments:
Unrealized gains (losses)	66,331	4,785	(51,661)
Less: reclassification adjustments	190	178	(1,317)
Total	66,521	4,963	(52,978)
Total tax effect before allocation to noncontrolling interests	¥ 106,879	¥ 19,701	¥ (215,398)